Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of investments accounted for using equity method [Abstract]
Investments In Joint Ventures And Associates [Text Block]
The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2018	As of December 31, 2017
	%	ThCh $	ThCh $
Cervecería Austral S.A.	50.00	7,327,949	6,126,384
Foods Compañía de Alimentos CCU S.A.	50.00	12,012,276	5,792,242
Central Cervecera de Colombia S.A.S.	50.00	40,681,482	50,374,322
Zona Franca Central Cervecera S.A.S.	50.00	80,766,534	20,696,077
Total joint ventures		140,788,241	82,989,025
Bebidas Bolivianas BBO S.A. (1)	34.00	-	14,641,870
Other companies (2)		1,229,540	1,639,385
Total associates		1,229,540	16,281,255
Total		142,017,781	99,270,280

(1)	See Note 15 – Business combinations, letter a) .
(2)	See Note 15 – Business combinations, letter b) .

Disclosure Of Acquisition Of Joint Ventures And Associates Reported Net Of Impairment Loss [Text Block]
The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Cervecería Austral S.A.	1,894,770	1,894,770
Bebidas Bolivianas BBO S.A. (1)	-	8,294,324
Total	1,894,770	10,189,094
(1)	See Note 15 – Business combinations, letter a) .

Disclosure Of Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method [Text Block]
The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Cervecería Austral S.A.	1,638,811	952,235	754,326
Foods Compañía de Alimentos CCU S.A.	792,376	165,905	(519,536)
Central Cervecera de Colombia S.A.S.	(11,804,950)	(8,646,651)	(3,969,699)
Zona Franca Central Cervecera S.A.S.	(391,465)	87,583	-
Total joint ventures	(9,765,228)	(7,440,928)	(3,734,909)
Bebidas Bolivianas BBO S.A. (1)	(921,812)	(1,459,916)	(1,805,548)
Other companies (2)	(128,480)	(13,253)	(20,065)
Total associates	(1,050,292)	(1,473,169)	(1,825,613)
Total	(10,815,520)	(8,914,097)	(5,560,522)

(1)	See Note 15 – Business combinations, letter a) .
(2)	See Note 15 – Business combinations, letter b) .

Changes In Investments In Joint Ventures And Associates [Text Block]
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Balance at the beginning of year	99,270,280	64,404,946
Other payments to acquire interests in joint ventures	59,505,559	49,312,890
Cash flows used to purchase non-controlling interests	-	1,149,689
Participation in the joint ventures and associates (loss)	(10,815,520)	(8,914,097)
Dividends received	(423,994)	(353,150)
Business combinations (1)	(14,144,241)	-
Others	8,625,697	(6,329,998)
Total	142,017,781	99,270,280
(1)	See Note 15 – Business combinations, letter a) and b) .

Summary Of Significant Financial Information Related To Joint Ventures And Associates [Text Block]
As of December 31, 2018, 2017 and 2016, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures	Joint ventures	Associates
	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $	ThCh $
Assets and Liabilities
Current assets	206,761,242	49,960,930	5,540,894
Non-current assets	246,997,507	150,837,264	26,609,731
Current liabilities	172,143,127	35,339,239	4,444,262
Non-current liabilities	2,893,856	1,994,220	9,037,112

	Joint ventures	Joint ventures	Associates	Joint ventures	Associates
	For the years ended as of December 31,
	2018	2017		2016
	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $
Income Statement (Summarized)
Net sales	70,296,729	57,417,288	19,760,918	63,926,397	19,733,853
Operating result	(21,173,985)	(18,606,383)	(4,086,973)	(11,913,526)	(4,159,093)
Net income for year	(19,886,274)	(14,352,788)	(4,462,733)	(7,287,727)	(4,712,596)
Other comprehensive income	(24,720,721)	(27,052,015)	(5,761,515)	(3,451,487)	(7,965,214)
Depreciation and amortization	(2,656,715)	(2,618,567)	(2,818,923)	(2,104,820)	(2,698,849)